OREO	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
OREO
OREO

Other Real Estate Owned (OREO) at December 31, 2016 was $10.5 million, compared to $16.6 million at December 31, 2015, a decrease of $6.1 million. The real estate owned at, December 31, 2016, consisted of 16 properties, the largest being a condominium development at $3.3 million. During 2016, the Company disposed of $5.2 million of OREO, recognizing a gain of $206,000, compared to $7.6 million of OREO sold in 2015, recognizing a loss of $1,076,000. Also during 2016, the Company wrote down OREO property by $2,036,000, compared to $943,000 of write-downs in 2015, based on a decline in appraised values. Operating expenses related to OREO, net of related income, for 2016 and 2015, were $935,000 and $1.5 million, respectively.

An analysis of OREO activity for the years ended December 31, 2016 and 2015 is as follows:

	For the Year Ended December 31,
	2016	2015
	(Amounts in thousands)
Balance at beginning of period	$16,629	$20,931
Real estate acquired in settlement of loans	788	5,154
Sales of real estate	(5,222)	(7,576)
Gain (loss) on sale of real estate	206	(1,076)
Write-down of real estate carrying values	(2,036)	(943)
Donated property	(31)	—
Capitalized improvements to real estate	194	139
Balance at end of period	$10,528	$16,629